BUSINESS ACQUISITIONS (Details Narrative) - USD ($)	Sep. 30, 2021	Sep. 08, 2021	Aug. 30, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Common stock shares	4,922,968,442			4,088,762,156
T J M Electronics West Inc [Member]
Business Acquisition [Line Items]
Equity interests		$ 450,000
Majority Shareholder [Member]
Business Acquisition [Line Items]
Common stock shares			15,000,000
Ownership percentgae			60.00%